UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                 New York, N.Y.               11/10/03
--------------------           ------------------------      -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $85,051
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number          Name

  1        28-06371                      Colden Capital Management LLC
----       -------------------           ------------------------------

                        FORM 13F INFORMATION TABLE



COLUMN 1                                COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                        TITLE OF               VALUE    SHRS OR  SH/ PUT/    INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                          CLASS     CUSIP        (X$1000) PRN AMT  PRN CALL    DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                          -----     -----       -------  -------   --- ----    ----------  ----   ----    ------  ----
AdvancePCS                              Common    00790K109     2,734    60,000   Sh         Sole        1       60,000  0      0
Alcan Inc.                              Common    013716105     1,913    50,000   Sh         Sole        1       50,000  0      0
Biogen, Inc.                            Common    090597105     3,812   100,000   Sh         Sole        1      100,000  0      0
Boise Cascade Corporation               Common    097383103       300    15,000   Sh  Put    Sole        1       15,000  0      0
Caremark RX, Inc.                       Common    141705103       226    10,000   Sh         Sole        1       10,000  0      0
Caremark RX, Inc.                       Common    141705103       625    25,000   Sh  Call   Sole        1       25,000  0      0
CIMA Labs Inc.                          Common    171796105       906    32,400   Sh         Sole        1       32,400  0      0
Connecticut Bancshares, Inc.            Common    207540105     2,563    50,000   Sh         Sole        1       50,000  0      0
FleetBoston Financial Corporation       Common    339030108       650    20,000   Sh  Call   Sole        1       20,000  0      0
General Motors Corporation - Class H    Common    370442832       286    20,000   Sh         Sole        1       20,000  0      0
Gucci Group                             Common    401566104    22,500   250,000   Sh  Call   Sole        1      250,000  0      0
HSBC Holdings plc                       ADR       404280406     8,884   134,612   Sh         Sole        1      134,612  0      0
JNI Corp.                               Common    46622G105       550    79,200   Sh         Sole        1       79,200  0      0
John Hancock Financial Services, Inc.   Common    41014S106     3,931   116,300   Sh         Sole        1      116,300  0      0
Legato Systems, Inc.                    Common    524651106     1,130   100,000   Sh         Sole        1      100,000  0      0
Monsanto Company                        Common    61166W101       500    50,000   Sh  Put    Sole        1       50,000  0      0
Newhall Land & Farming Company          Common    651426108     2,766    70,000   Sh         Sole        1       70,000  0      0
Northrop Grumman Corporation            Common    666807102     7,002    81,213   Sh         Sole        1       81,213  0      0
OfficeMax, Inc.                         Common    67622M108       469    50,000   Sh         Sole        1       50,000  0      0
Overture Services, Inc.                 Common    69039R100     5,266   200,000   Sh         Sole        1      200,000  0      0
Pfizer Inc.                             Common    717081103    16,051   528,338   Sh         Sole        1      528,338  0      0
Progress Financial Corporation          Common    743266108       685    25,000   Sh         Sole        1       25,000  0      0
The MONY Group Inc.                     Common    615337102     1,302    40,000   Sh         Sole        1       40,000  0      0

                                                                85051





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